Financial Instruments	12 Months Ended
Dec. 31, 2017
Financial Instruments
Financial Instruments

(30)              Financial Instruments

Classification

Disclosure of financial instruments by nature, category and fair value is as follows:

	Thousand of Euros
	31/12/2016
	Carrying amount					Fair Value
	Loans and receivables	Financial instruments held for trading	Available for sale financial assets	Debts and payables	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	15,201	—	29,998	—	45,199	29,998	15,201	—	45,199
Financial derivatives	—	13,665	—	—	13,665	—	—	13,665	13,665

Financial assets measured at fair value	15,201	13,665	29,998	—	58,864

Non-current financial assets	30,681	—	—	—	30,681
Other current financial assets	2,582	—	—	—	2,582
Trade and other receivables	434,136	—	—	—	434,136
Cash and cash equivalents	895,009	—	—	—	895,009

Financial assets not measured at fair value	1,362,408	—	—	—	1,362,408

Senior Unsecured Notes	—	—	—	(843,868)	(843,868)	(904,377)	—	—	(904,377)
Promissory Notes	—	—	—	(83,073)	(83,073)
Senior secured debt	—	—	—	(3,809,968)	(3,809,968)	—	(3,811,970)	—	(3,811,970)
Other bank loans	—	—	—	(138,186)	(138,186)
Finance lease payables	—	—	—	(9,945)	(9,945)
Other financial liabilities	—	—	—	(57,096)	(57,096)
Trade and other payables	—	—	—	(461,073)	(461,073)
Other current liabilities	—	—	—	(7,431)	(7,431)

Financial liabilities not measured at fair value	—	—	—	(5,410,640)	(5,410,640)

	1,377,609	13,665	29,998	(5,410,640)	(3,989,368)

The Group does not provide details of the fair value of certain financial instruments as their carrying amount is very similar to their fair value because of its short term.

	Thousand of Euros
	31/12/2017
	Carrying amount					Fair Value
	Loans and receivables	Financial instruments held for trading	Available for sale financial assets	Debts and payables	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets	—	—	38,708	—	38,708	38,708	—	—	38,708
Financial derivatives	—	8,338	—	—	8,338	—	—	8,338	8,338
Financial assets measured at fair value	—	8,338	38,708	—	47,046

Non-current financial assets	22,843	—	—	—	22,843
Other current financial assets	10,738	—	—	—	10,738
Trade and other receivables	304,864	—	—	—	304,864
Cash and cash equivalents	886,521	—	—	—	886,521

Financial assets not measured at fair value	1,224,966	—	—	—	1,224,966

Senior Unsecured Notes	—	—	—	(858,911)	(858,911)	(1,018,130)	—	—	(1,018,130)
Promissory Notes	—	—	—	(90,294)	(90,294)
Senior secured debt	—	—	—	(4,853,939)	(4,853,939)	—	(5,063,769)	—	(5,063,769)
Other bank loans	—	—	—	(198,741)	(198,741)
Finance lease payables	—	—	—	(9,360)	(9,360)
Other financial liabilities	—	—	—	(45,640)	(45,640)
Trade and other payables	—	—	—	(423,096)	(423,096)
Other current liabilities	—	—	—	(14,879)	(14,879)

Financial liabilities not measured at fair value	—	—	—	(6,494,860)	(6,494,860)

	1,224,966	8,338	38,708	(6,494,860)	(5,222,848)

The Group does not provide details of the fair value of certain financial instruments as their carrying amount is very similar to their fair value because of its short term.

Financial derivatives

At 31 December 2017 and 2016 the Group has recognized the following derivatives:

		Notional	Notional	Thousands of Euros
		amount at	amount at	Value at	Value at
Financial derivatives	Currency	31/12/2017	31/12/2016	31/12/17	31/12/16	Maturity
Call Option	US Dollar	N/A	N/A	8,338	9,487	30/04/2019
Embedded derivative	US Dollar	N/A	N/A	—	4,178	31/05/2021

Total				8,338	13,665

Total Assets (notes 10 and 11)				8,338	13,665

At 31 December 2017, the Group has totally impaired the amount of the embedded derivative related to the convertible bonds issued by Aradigm due to the no recommendation of approval of LinhaliqTM by the Food and Drug Administration (FDA) (see note 11).

On May 11, 2016 the Group has paid an aggregate amount equal to US Dollars 10 million (Euros 8,960 thousand) in respect of the call right for the Interstate Blood Bank, Inc. shares, Bio-Blood Components, Inc. shares and Plasma Biological Services, LLC. units that are not owned by the Group. The call right can be exercised by the Group by delivering written notice of its intention at any time on or after February 1, 2019 and on or before April 30, 2019 (see note 11).

Financial derivatives are measured based on observable market data (level 3 of fair value hierarchy). Regarding the valuation of derivative instruments, the selection of the appropriate data within the alternatives requires the use of judgement in qualitative factors such as, which methodology and valuation models are used, and in quantitative factors, data required to be included within the chosen models.

Derivative financial instruments that do not meet the hedge accounting requirements are classified and measured as financial assets or financial liabilities at fair value through profit and loss.

Credit risk

(a)             Exposure to credit risk

The carrying amount of financial assets represents the maximum exposure to credit risk. At 31 December 2017 and 2016 the maximum level of exposure to credit risk is as follows:

		Thousands of Euros
Carrying amount	Note	31/12/2017	31/12/2016

Non-current financial assets	11	69,889	89,545
Other current financial assets	11	10,738	2,582
Trade receivables	13	286,198	413,656
Other receivables	13	18,666	20,480
Cash and cash equivalents	14	886,521	895,009

		1,272,012	1,421,272

The maximum level of exposure to risk associated with receivables at 31 December 2017 and 2016, by geographical area, is as follows.

	Thousands of Euros
Carrying amount	31/12/2017	31/12/2016

Spain	63,505	56,104
EU countries	53,403	52,034
United States of America	65,068	196,885
Other European countries	5,761	13,428
Other regions	117,127	115,685

	304,864	434,136

Details of balances receivable by country such as Greece, Italy, Spain and Portugal at 31 December 2016 are as follows:

	Thousands of Euros
	Balances with public entities			Balance with third parties
	Balance (1)	Balance past due	Provision for doubtful receivables (2)	Balance (3)	Balance past due	Provision for doubtful receivables (4)	Net debt (1)+(2)+(3)+(4)

Greece	—	—	—	425	—	(137)	288
Italy	7,188	2,077	—	12,196	7,375	(3,098)	16,286
Spain	23,281	3,287	—	27,316	9,595	(249)	50,348
Portugal	2,734	1,205	(356)	129	78	(27)	2,480

	33,203	6,569	(356)	40,066	17,048	(3,511)	69,402

Details of balances receivable by country such as Greece, Italy, Spain and Portugal at 31 December 2017 are as follows:

	Thousands of Euros
	Balances with public entities			Balance with third parties
	Balance (1)	Balance past due	Provision for doubtful receivables (2)	Balance (3)	Balance past due	Provision for doubtful receivables (4)	Net debt (1)+(2)+(3)+(4)

Greece	—	—	—	745	—	—	745
Italy	4,020	2,348	—	10,614	6,342	(4,016)	10,618
Spain	33,702	7,785	—	23,444	8,926	(136)	57,010
Portugal	1,078	490	(296)	1,972	1,085	(126)	2,628

	38,800	10,623	(296)	36,775	16,353	(4,278)	71,001

Provision has been made for balances receivable from Portuguese public entities on the basis of the best estimate of their expected collection in view of the current situation regarding negotiations. The Group does not currently have any reason to consider that the receivables from public entities in Spain will not be recoverable.

(b)             Impairment losses

Details of the maturity of trade receivables, net of impairment provisions are as follows:

	Thousands of Euros
	31/12/2017	31/12/2016

Not matured	249,652	360,018
Less than 1 month	24,302	24,650
1 to 4 months	18,717	29,318
4 months to 1 year	8,092	10,045
More than one year	4,101	10,105

	304,864	434,136

Unimpaired receivables that are past due mainly relate to public entities.

Movement in the bad debt provision was as follows:

	Thousands of Euros
	31/12/2017	31/12/2016	31/12/2015

Opening balance	17,987	13,210	14,092
Net charges for the year	8,003	6,411	1,800
Net cancellations for the year	(4,732)	(2,217)	(2,984)
Translation differences	(1,552)	583	302

Closing balance	19,706	17,987	13,210

An analysis of the concentration of credit risk is provided in note 5 (a).

Liquidity risk

The management of the liquidity risk is explained in note 5.

Details of the contractual maturity dates of financial liabilities including committed interest calculated using interest rate forward curves are as follows:

		Thousands of Euros
Carrying amount	Note	Carrying amount at 31/12/16	Contractual flows	6 months or less	6 - 12 months	1-2 years	2- 5 years	More than 5 years
Financial liabilities
Bank loans	20	3,948,154	4,669,325	134,918	119,476	192,059	4,183,259	39,613
Other financial liabilities	20	57,096	57,096	23,082	3,039	11,468	16,686	2,821
Bonds and other marketable securities	20	926,941	1,305,680	107,975	24,903	49,806	1,122,996	—
Finance lease payables	20	9,945	10,725	2,195	2,072	3,630	2,828	—
Payable to suppliers	21	461,073	461,073	461,029	44	—	—	—
Other current liabilities	22	7,431	7,431	7,118	313	—	—	—

Total		5,410,640	6,511,330	736,317	149,847	256,963	5,325,769	42,434

		Thousands of Euros
Carrying amount	Note	Carrying amount at 31/12/17	Contractual flows	6 months or less	6 - 12 months	1-2 years	2- 5 years	More than 5 years
Financial liabilities
Bank loans	20	5,052,680	6,138,673	105,584	106,492	322,421	3,115,887	2,488,289
Other financial liabilities	20	45,640	45,642	19,393	2,610	10,758	10,497	2,384
Bonds and other marketable securities	20	949,205	1,331,203	107,203	16,000	32,000	128,000	1,048,000
Finance lease payables	20	9,360	10,136	2,192	2,113	2,602	2,790	439
Payable to suppliers	21	423,096	423,096	423,020	76	—	—	—
Other current liabilities	22	14,878	14,878	14,462	416	—	—	—

Total		6,494,859	7,963,628	671,854	127,707	367,781	3,257,174	3,539,112

Currency risk

The Group’s exposure to currency risk is as follows:

	Thousands of Euros
	31/12/2016
	Euros (*)	Dollars (**)
Trade receivables	5,576	7,520
Receivables from Group companies	33,792	37,740
Loans to Group companies	597,897	1,854
Cash and cash equivalents	32,255	21,254
Trade payables	(11,188)	(5,062)
Payables to Group companies	(42,395)	(32,159)
Loans from Group companies	(268,040)	(4,295)
Bank loans	(489,000)	—

Balance sheet exposure	(141,103)	26,852

(*) Balances in Euros in subsidiaries with US Dollars functional currency

(**) Balances in US Dollars in subsidiaries with Euros functional currency

	Thousands of Euros
	31/12/2017
	Euros (*)	Dollars (**)
Trade receivables	3,596	22,936
Receivables from Group companies	103,338	7,619
Loans to Group companies	34,140	91,566
Cash and cash equivalents	63,981	2,172
Trade payables	(14,213)	(3,582)
Payables to Group companies	(42,296)	(11,241)
Loans from Group companies	(22,913)	(3,953)
Bank loans	(85,000)	—

Balance sheet exposure	40,633	105,517

(*) Balances in Euros in subsidiaries with US Dollars functional currency

(**) Balances in US Dollars in subsidiaries with Euros functional currency

The most significant exchange rates applied at 2017 and 2016 year ends are as follows:

	Closing exchange rate
Euros	31/12/2017	31/12/2016

US Dollars	1.1993	1.0541

A sensitivity analysis for foreign exchange fluctuations is as follows:

Had the US Dollar strengthened by 10% against the Euro at 31 December 2017, equity would have increased by Euros 416,116 thousand (Euros 318,528 thousand at 31 December 2016) and profit due to foreign exchange differences would have increased by Euros 14,615 thousand (would have decreased by Euros 11,425 thousand at 31 December 2016). This analysis assumes that all other variables are held constant, especially that interest rates remain constant.

A 10% weakening of the US Dollar against the Euro at 31 December 2017 and 2016 would have had the opposite effect for the amounts shown above, all other variables being held constant.

Interest rate risk

(a)             Interest-rate profile

To date, the profile of interest on interest-bearing financial instruments is as follows:

	Thousands of Euros
	31/12/2017	31/12/2016
Fixed-interest financial instruments
Financial liabilities	(1,170,000)	(1,048,676)

	(1,170,000)	(1,048,676)
Variable-interest financial instruments	(5,049,382)	(3,964,320)

Financial liabilities	(5,049,382)	(3,964,320)

	(6,219,382)	(5,012,996)

(b)             Sensitivity analysis

If the interest rate had been 100 basis points higher during 2017, the interest expense would have increased by Euros 53 million. As the Group does not have any derivatives in place, the net effect on cash interest payments would have increased by the same amount.

If the interest rate had been 100 basis points higher during 2016, the interest expense would have increased by Euros 40.7 million, the finance cost due to changes in the value of derivatives would have been Euros 2.6 million lower. The impact on equity is not significant because of derivatives close to maturity on 31 March 2016 for Euro swaps and 30 June 2016 for US dollar swaps. Therefore, the net effect on cash interest payments should have been Euros 38.1 million.